Alpha Fiduciary Quantitative Strategy Fund
	Schedule of Investments
	October 31, 2025 (Unaudited)
Shares			Fair Value	% of Net Assets

EXCHANGE TRADED FUNDS
Equity

24,500	iShares Core S&P 500 ETF *		$ 16,788,135
Total for Exchange Traded Funds (Cost - $8,630,831)			16,788,135	78.60%

MONEY MARKET FUNDS
1,195,658	Goldman Sachs Financial Square Treasury Instrument		1,195,658
	Institutional Class 3.84% **

Total for Money Market Funds (Cost - $1,195,658)			1,195,658	5.60%

Total Investment Securities			17,983,793	84.20%
(Cost - $9,826,489)

Other Assets in Excess of Liabilities			3,375,532	15.80%

Net Assets			$ 21,359,325	100.00%

* Additional information, including the current Prospectus and Annual Reports, is available at
https://www.ishares.com/us/products/239726/
** The rate shown represents the 7-day yield at October 31, 2025.

Alpha Fiduciary Quantitative Strategy Fund
	Schedule of Futures Contracts
	October 31, 2025 (Unaudited)
				Unrealized
	Number of Contracts	Expiration	Notional	Appreciation/
Description	Purchased/(Sold)	Date	Value	(Depreciation)

Index Futures Purchased

E-mini Standard & Poor's 500 Futures	14	12/19/2025	$ 4,811,800	$ (12,250)

Total	14		$ 4,811,800	$ (12,250)